Cash and Cash Equivalents - Additional Information (Details)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash and cash equivalents	¥ 2,103,479,913	$ 306,406,397	¥ 2,186,288,246	$ 318,468,790	¥ 1,766,298,861	¥ 278,458,413
Currency conversion error
Cash and cash equivalents	¥ 2,036,500,000